Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Materialized Transfers (Details) - shares	Dec. 26, 2024	Dec. 06, 2024
GGAL Holdings S.A.
Disclosure of subsidiaries [line items]
Number of shares issued (in shares)		1,184,364,392
Shares acquired (in shares)	3,997,362	1,180,367,030
GGAL Holdings S.A. | Banco de Galicia y Bs.As. S.A.
Disclosure of subsidiaries [line items]
Shares acquired (in shares)		683,314,474
% of ownership		57.695%
GGAL Holdings S.A. | Grupo Financiero Galicia SA
Disclosure of subsidiaries [line items]
Shares acquired (in shares)		497,052,556
% of ownership		41.968%
GGAL Participaciones S.A.U.
Disclosure of subsidiaries [line items]
Number of shares issued (in shares)		11,513,929
Shares acquired (in shares)		65,222
GGAL Participaciones S.A.U. | Banco de Galicia y Bs.As. S.A.
Disclosure of subsidiaries [line items]
Shares acquired (in shares)		37,757
% of ownership		0.328%
GGAL Participaciones S.A.U. | Grupo Financiero Galicia SA
Disclosure of subsidiaries [line items]
Shares acquired (in shares)		27,465
% of ownership		0.239%
Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Number of shares issued (in shares)		1,244,125,589
Shares acquired (in shares)		103,739
Banco GGAL S.A. | Banco de Galicia y Bs.As. S.A.
Disclosure of subsidiaries [line items]
Shares acquired (in shares)		60,055
% of ownership		0.005%
Banco GGAL S.A. | Grupo Financiero Galicia SA
Disclosure of subsidiaries [line items]
Shares acquired (in shares)		43,684
% of ownership		0.004%